Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash	₨ 611,961.0	$ 8,117.3	₨ 734,872.6
Investments held for trading	304,962.9	4,045.1	265,516.1
Investments available for sale debt securities	3,406,289.2	45,182.2	2,633,348.4
Securities purchased under agreements to resell	250,000.0	3,316.1	76,213.5
Loans	10,425,022.4	138,281.2	8,963,232.6
Accrued interest receivable	103,035.9	1,366.7	93,031.7
Other assets	641,605.5	8,510.5	344,873.6
Financial Liabilities :
Interest-bearing deposits	9,730,481.3	129,068.6	7,804,717.5
Non-interest-bearingdeposits	1,731,590.0	22,968.4	1,420,309.4
Securities sold under repurchase agreements	507,982.0	6,738.1	174,000.0
Short-term borrowings	377,417.6	5,006.2	654,058.0
Accrued interest payable	80,078.9	1,062.2	79,372.5
Long-term debt	1,026,518.3	13,616.1	1,044,553.0
Accrued expenses and other liabilities	460,931.4	6,114.0	366,071.3
Financial Assets:
Cash and due from banks, and restricted cash	611,961.0	8,117.3	734,872.6
Investments held for trading	304,962.9	4,045.1	265,516.1
Investments available for sale debt securities	3,406,289.2	45,182.2	2,633,348.4
Securities purchased under agreements to resell	250,000.0	3,316.1	76,213.5
Loans	10,529,655.5	139,669.1	8,972,057.7
Accrued interest receivable	103,035.9	1,366.7	93,031.7
Other assets	639,876.5	8,487.6	343,157.6
Financial Liabilities :
Securities sold under repurchase agreements	507,982.0	6,738.1	174,000.0
Short-term borrowings	378,027.9	5,014.3	655,215.2
Accrued interest payable	80,078.9	1,062.2	79,372.5
Long-term debt	1,074,826.3	14,256.9	1,061,687.0
Accrued expenses and other liabilities	460,931.4	6,114.0	366,071.3
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	9,786,793.2	129,815.5	7,826,794.0
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	1,731,590.0	$ 22,968.4	1,420,309.4
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks, and restricted cash	611,961.0		734,872.6
Investments held for trading	6,291.0		1,999.6
Investments available for sale debt securities	371,450.5		34,807.2
Securities purchased under agreements to resell	0.0		0.0
Loans	0.0		0.0
Accrued interest receivable	0.0		0.0
Other assets	2,282.4		2,390.1
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	298,671.9		263,516.5
Investments available for sale debt securities	2,907,384.4		2,559,728.3
Securities purchased under agreements to resell	250,000.0		76,213.5
Loans	2,593,022.1		2,593,533.9
Accrued interest receivable	103,035.9		93,031.7
Other assets	637,594.1		340,767.5
Financial Liabilities :
Securities sold under repurchase agreements	507,982.0		174,000.0
Short-term borrowings	378,027.9		655,215.2
Accrued interest payable	80,078.9		79,372.5
Long-term debt	1,074,826.3		1,061,687.0
Accrued expenses and other liabilities	460,931.4		366,071.3
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	9,786,793.2		7,826,794.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	1,731,590.0		1,420,309.4
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	0.0		0.0
Investments available for sale debt securities	127,454.3		38,812.9
Securities purchased under agreements to resell	0.0		0.0
Loans	7,936,633.4		6,378,523.8
Accrued interest receivable	0.0		0.0
Other assets	0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	₨ 0.0		₨ 0.0